Organization and basis of financial statements - VIE (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Contract price exceeding the limit to be called for major contract	$ 100,000		$ 100,000
VIE contribution as a percentage of consolidated revenues	100.00%		100.00%	100.00%
VIE contribution as a percentage of consolidated total assets	87.00%		100.00%	100.00%
VIE contribution as a percentage of consolidated total liabilities	93.00%		100.00%	100.00%
Current assets:
Cash and cash equivalents			$ 10,362,283	$ 4,896,067	¥ 14,716,652	$ 17,453,360	¥ 11,931,714	$ 11,931,714
Accounts receivable, net			451,132	171,753		83,980		78,785
Prepayments and other current assets			902,811	1,973		1,784,537		1,963,102
Total current assets			11,716,226	5,069,793		25,035,069		13,973,601
Non-current assets:
Property and equipment, net			14,022,240	1,062,573		13,725,957		12,324,125
Intangible assets, net			17,799,207	23,921,846		20,416,461		19,294,740
Long-term prepayments and other non-current assets						28,406		97,035
Total non-current assets			31,821,447	24,984,419		34,170,824		31,715,900
TOTAL ASSETS			43,537,673	30,054,212		59,205,893		45,689,501
Current liabilities:
Accounts payable			10,025	6,044,274		113,707		249,086
Taxes payable			375,337	697,099		448,485		543,600
Accrued expenses			151,545	85,219		1,051,929		227,525
Deferred revenue-current			15,308,898	10,558,149		11,456,667		16,736,365	$ 5,609,362
Total current liabilities			15,845,805	18,975,046		13,327,825		17,756,576
Non-current liabilities:
Deferred revenue-noncurrent			8,672,836	0		312,896		50,877	$ 0
Total non-current liabilities			8,672,836	0		312,896		50,877
TOTAL LIABILITIES			24,518,641	18,975,046		13,640,721		17,807,453
Revenue	$ 29,168,546	$ 28,601,071	24,668,840	14,910,543
Net income	3,498,005	9,975,225	8,675,058	6,009,968
Net cash provided by operating activities	10,754,484	11,480,117	20,292,760	16,952,108
Net cash used in investing activities	(20,864,698)	(10,401,263)	(15,746,284)	(15,073,518)
Net cash provided by financing activities	13,243,554		0	0
Effects of exchange rate changes on cash	2,388,306	490,577	919,740	(1,030,294)
Net cash inflow	5,521,646	1,569,431	5,466,216	848,296
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents			10,362,283	4,896,067		14,716,543		11,931,714
Accounts receivable, net			451,132	171,753		83,980		78,785
Prepayments and other current assets			900,968	0		1,657,531		1,961,350
Amounts due from related parties						850,517		0
Total current assets			11,714,383	5,067,820		17,308,571		13,971,849
Non-current assets:
Property and equipment, net			14,022,240	1,062,573		13,725,957		12,324,125
Intangible assets, net			17,799,207	23,921,846		20,416,461		19,294,740
Long-term prepayments and other non-current assets						28,406		97,035
Total non-current assets			31,821,447	24,984,419		34,170,824		31,715,900
TOTAL ASSETS			43,535,830	30,052,239		51,479,395		45,687,749
Current liabilities:
Accounts payable			10,025	6,044,274		113,707		249,086
Taxes payable			375,337	697,099		448,485		543,600
Accrued expenses			151,545	85,219		385,292		227,525
Deferred revenue-current			15,308,898	10,558,149		11,456,667		16,736,365
Total current liabilities			15,845,805	18,975,046		12,404,151		17,756,576
Non-current liabilities:
Deferred revenue-noncurrent			8,672,836	0		312,896		50,877
Total non-current liabilities			8,672,836	0		312,896		50,877
TOTAL LIABILITIES			24,518,641	18,975,046		12,717,047		$ 17,807,453
Revenue	29,168,546	28,601,071	24,668,840	14,910,543
Net income	8,436,207	9,975,225	8,675,058	6,009,968
Net cash provided by operating activities	13,927,170	11,480,117	20,292,760	16,952,108
Net cash used in investing activities	(12,864,697)	(10,401,263)	(15,746,284)	(15,073,518)
Effects of exchange rate changes on cash	1,722,482	490,577
Net cash inflow	$ 2,784,954	$ 1,569,431	5,466,216	$ 848,296
Asset Not Pledged as Collateral [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Non-current assets:
TOTAL ASSETS			$ 0			$ 0